Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of comprehensive income/ (loss) - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Share of income/loss from subsidiaries and VIEs	¥ 38,406	¥ 52,693	¥ 80,818
Net income before income taxes	38,406	52,693	80,818
Income tax expense
Net income of the Company	38,406	52,693	80,818
Other comprehensive (expense)/income	6,127	3,635	(8,019)
Comprehensive income/loss	¥ 44,533	¥ 56,328	¥ 72,799